Lease (Details - Related to leases) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease
Cash paid for operating cash flows from operating leases	$ 220,224	$ 98,917
Right-of-use asset obtained in exchange for new operating lease liabilities	$ 865,218	$ 0
Weighted-average remaining lease term - operating leases (year)	4 years 3 months	6 months 29 days
Weighted-average discount rate-operating leases	7.00%	6.50%